Income Taxes - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Statutory tax rate	19.00%	19.00%	19.30%
Increase in valuation allowance	$ 29
Unremitted earnings	28	$ 30
Benefit realized from tax holiday granted	$ 90	$ 77	$ 45
Earnings per share impact of tax holiday (in dollars per share)	$ 0.37	$ 0.31	$ 0.17
Unrecognized tax benefits that would impact effective tax rate	$ 248	$ 228	$ 219
Accrued potential interest and penalties	24	22	11
Liability recorded for interest and penalties	$ 99	$ 77	$ 55